Prepaid Expenses - Schedule of Prepaid Expenses (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Prepaid Expenses [Abstract]
Prepaid directors and officers’ insurance	$ 777,593	$ 878,680
Other prepaid expenses	160,847	84,222
Total	$ 938,440	$ 962,902